Real Estate Investments (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) real_estate_investment property
Real Estate Properties [Line Items]
Number of real estate investments purchased | real_estate_investment	9
Number of real estate properties purchased | property	15
Acquisition fees and expenses capitalized | $	$ 6,011
Maximum [Member]
Real Estate Properties [Line Items]
Acquisition fee and expense reimbursement, as percentage of purchase price of properties	6.00%